Other Payables (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Summary of other payables
The other payables are comprised of the following items:

	March 31,	December 31,
	2022	2021
Accruals related to payroll (i)	$490,552	$455,392
Advances from customers (ii)	405,000	405,000
Social charges payable (iii)	305,591	163,384
Provision for profit sharing program	162,869	59,855
Advanced payments related to service arrangements	13,629	52,405
Long-term incentive plan (iv)	—	183,041

Total	$1,377,641	$1,319,077
Current portion	$972,641	$616,156
Non-current portion	$405,000	$702,921

(i)	Refers to accruals related personnel obligations recorded in the financial statements, including mainly vacation expenses and other minor expenses.
(ii)	Eve received advances from customers which have signed a letter of intent to purchase eVTOLs.
(iii)	Refers to social charges and taxes applicable in relation to personnel compensation.
(iv)
As a result of the change in the
carve-out
methodology from management approach to legal entity approach, the Long-Term Incentive Plan (LTIP) balance presented on December 31, 2021, is no longer presented in these unaudited condensed consolidated financial statements. As of March 31, 2022, Eve did not have in place any long-term incentive plan. Refer to Note 3 for further information on the change in the carve-out
methodology.

The other payables are comprised of the following items:

	As of December 31,
	2021	2020
Accruals related to payroll (i)	$455,392	$172,795
Advances from customers	405,000	—
Long-term incentive	183,041	43,818
Social charges payable (ii)	163,384	17,688
Provision for profit sharing program	59,855	2,793
Advanced payments related to service arrangements	52,405	2,762

Total	$1,319,077	$239,856
Current portion	$616,156	$199,278
Non-current portion	$702,921	$40,578

(i)	Refers to accruals related personnel obligations recorded in the financial statements, including mainly vacation expenses and other minor expenses.
(ii)	Refers to social charges and taxes applicable in relation to personnel compensation.